Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Detailed Information about Expenses by Nature
The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” lines. The following additional information is disclosed as required, on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2022, 2021 and 2020:

	2022
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	781	222	116		11	1,130
Fees and compensation for services	46	194	32		1	273
Other personnel expenses	202	19	11		1	233
Taxes, charges and contributions	121	13	954	(1)	-	1,088
Royalties, easements and fees	1,026	-	2		3	1,031
Insurance	71	3	2		-	76
Rental of real estate and equipment	140	1	11		-	152	(3)
Survey expenses	-	-	-		18	18
Depreciation of property, plant and equipment	2,400	61	90		-	2,551
Amortization of intangible assets	29	14	-		-	43
Depreciation of right-of-use assets	202	-	12		-	214
Industrial inputs, consumable materials and supplies	454	2	10		-	466
Operation services and other service contracts	383	10	52		4	449	(3)
Preservation, repair and maintenance	1,206	25	44		1	1,276	(3)
Unproductive exploratory drillings	-	-	-		26	26
Transportation, products and charges	473	-	434		-	907	(3)
Provision for doubtful trade receivables	-	-	14		-	14
Publicity and advertising expenses	-	82	21		-	103
Fuel, gas, energy and miscellaneous	170	11	91		-	272	(3)

	7,704	657	1,896		65	10,322

(1)	Includes 251 corresponding to export withholdings and 567 corresponding to Turnover Tax.
(2)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 27.
(3)	Includes 63 and 104 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.

	2021
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	537	148	84		4	773	(4)
Fees and compensation for services	47	136	29		-	212
Other personnel expenses	140	12	6		1	159
Taxes, charges and contributions	118	7	757	(1)	1	883
Royalties, easements and fees	831	-	1		2	834
Insurance	74	5	2		-	81
Rental of real estate and equipment	125	-	12		-	137	(3)
Survey expenses	-	-	-		3	3
Depreciation of property, plant and equipment	2,670	60	86		-	2,816
Amortization of intangible assets	38	12	1		-	51
Depreciation of right-of-use assets	190	-	11		-	201
Industrial inputs, consumable materials and supplies	370	4	9		-	383
Operation services and other service contracts	388	8	51		6	453	(3)
Preservation, repair and maintenance	905	20	23		1	949	(3)
Unproductive exploratory drillings	-	-	-		10	10
Transportation, products and charges	359	-	309		-	668	(3)
Provision for doubtful trade receivables	-	-	30		-	30
Publicity and advertising expenses	-	43	18		-	61
Fuel, gas, energy and miscellaneous	88	15	78		2	183	(3)

	6,880	470	1,507		30	8,887

(1)	Includes 206 corresponding to export withholdings and 450 corresponding to Turnover Tax (see Note 2.d)).
(2)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 19.
(3)	Includes 40 and 58 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
(4)	Includes 18 corresponding to Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 36.

	2020
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	563	178	98		11	850	(4)
Fees and compensation for services	37	118	22		-	177
Other personnel expenses	120	11	5		1	137
Taxes, charges and contributions	87	5	530	(1)	1	623
Royalties, easements and fees	610	-	1		1	612
Insurance	74	5	2		-	81
Rental of real estate and equipment	95	-	29		-	124	(3)
Survey expenses	-	-	-		7	7
Depreciation of property, plant and equipment	2,319	58	83		-	2,460
Amortization of intangible assets	40	7	1		-	48
Depreciation of right-of-use assets	241	-	13		-	254
Industrial inputs, consumable materials and supplies	312	2	6		-	320
Operation services and other service contracts	501	8	46		8	563	(3)
Preservation, repair and maintenance	689	17	21		1	728	(3)
Unproductive exploratory drillings	-	-	-		49	49
Transportation, products and charges	299	-	237		-	536	(3)
Provision for doubtful trade receivables	-	-	170		-	170
Publicity and advertising expenses	-	31	9		-	40
Fuel, gas, energy and miscellaneous	196	27	51		1	275	(3)

	6,183	467	1,324		80	8,054

(1)	Includes 134 corresponding to export withholdings and 322 corresponding to Turnover Tax (see Note 2.d)).
(2)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 22.
(3)	Includes 59 and 76 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
(4)	Includes 18 corresponding to the Work and Production Assistance Program received in benefit of AESA and OPESSA. See Note 36.